Organization and business overview (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of consolidated financial statements

The consolidated financial statements of the Company include the following entities:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
THE GROWHUB LIMITED	April 12, 2024	100%	Cayman Island	Investment holding
THE GROWHUB INNOVATIONS COMPANY LIMITED	April 12, 2024	100%	British Virgin Islands	Investment holding
The GrowHub Innovations Company Pte Ltd	August 17, 2020	100%	Singapore	Investment holding
GrowHub (Apac) Pte Ltd	January 6, 2020	100%	Singapore	Investment holding
GrowHub Distribution (Singapore) Pte Ltd	February 11, 2020	100%	Singapore	Distributor of Agri-culture products in Singapore and rest of Asia
GrowHub Trading Pty Ltd	April 3, 2020	100%	Australia	Trading of Agri-culture products
GrowHub Malaysia Sdn Bhd	February 28, 2022	100%	Malaysia	Distributor of Agri-culture products in Malaysia
GrowHub Innovation Centre Pty Ltd	March 17, 2022	100%	Australia	Rental and auxiliary services
GrowHub Technologies Pte Ltd	March 23, 2022	100%	Singapore	Blockchain services (product authentication and tracing) and data
GrowHub Japan Co., Ltd	July 30, 2021	100%	Japan	Distributor and trading of Agri-culture products in Japan